Offerings	May 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 69,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,528.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes the price of additional shares of common stock that may be issued upon exercise of the option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes the price of additional shares of common stock that may be issued upon exercise of the option granted to the underwriters to cover over-allotments, if any.

No fee pursuant to Rule 457(g) of the Securities Act.

The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $69,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes the price of additional shares of common stock that may be issued upon exercise of the option granted to the underwriters to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative's Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes the price of additional shares of common stock that may be issued upon exercise of the option granted to the underwriters to cover over-allotments, if any.

No fee pursuant to Rule 457(g) of the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of Representative Warrants
Maximum Aggregate Offering Price	$ 3,036,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 419.27
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes the price of additional shares of common stock that may be issued upon exercise of the option granted to the underwriters to cover over-allotments, if any.

The registrant has agreed to issue upon the closing of this offering, warrants (the “Representative Warrants”) to the representative of the underwriters entitling it to purchase up to 4% of the aggregate number of shares of common stock and pre-funded warrants sold in this offering. The exercise price of the Representative Warrants is equal to 110% of the public offering price of the securities offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Representative Warrants is $3,036,000, which is equal to 110% of $2,760,000 (4% of $69,000,000).